Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

10 Intangible assets

	Website and	Trademark and	Products
	mobile apps	technology	development cost	Total
	$	$	$	$
Cost:
At January 1, 2020	1,073,510	7,238,370	—	8,311,880
Additions through acquisition of a subsidiary (note 32)	—	17,619,789	—	17,619,789
Additions	59,287	445	137,427	197,159
Exchange differences	3,144	1,233,967	—	1,237,111
At December 31, 2020 and January 1, 2021	1,135,941	26,092,571	137,427	27,365,939
Additions	221,594	124,267	2,519,454	2,865,315
Exchange differences	(6,482)	(97,532)	—	(104,014)
At December 31,2021	1,351,053	26,119,306	2,656,881	30,127,240

	Website and	Trademark and	Products
	mobile apps	technology	development cost	Total
	$	$	$	$
Accumulated amortization:
At January 1, 2020	776,289	1,265,314	—	2,041,603
Charge for the year	267,932	861,815	3,817	1,133,564
Exchange differences	—	95,272	—	95,272
At December 31, 2020 and January 1, 2021	1,044,221	2,222,401	3,817	3,270,439
Charge for the year	65,365	2,503,477	489,685	3,058,527
Exchange differences	(94)	(27,914)	—	(28,008)
At December 31, 2021	1,109,492	4,697,964	493,502	6,300,958
Net book value:
At December 31, 2021	241,561	21,421,342	2,163,379	23,826,282
At December 31, 2020	91,720	23,870,170	133,610	24,095,500